Average Annual Total Returns{- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-15 - Fidelity Managed Retirement 2025 Fund	Fidelity Advisor Managed Retirement 2025 Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2025 Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2025 Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement 2025 Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2025 Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement 2025 Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement 2025 Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2025 Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement 2025 Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement 2025 Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2025 Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2025 Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNL Past 1 year	IXZNL Past 5 years	IXZNL Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	6.31%	7.52%	7.15%	5.28%	5.46%	5.69%	4.14%	5.42%	5.36%	13.08%	9.07%	8.06%	7.51%	4.44%	3.84%	12.60%	9.27%	8.54%	18.40%	15.22%	13.88%